Subsequent Events (Narrative) (Detail) (Subsequent Event [Member], JPY ¥) In Millions, except Share data, unless otherwise specified	0 Months Ended				0 Months Ended		0 Months Ended
	Jul. 15, 2014 MUFG BTMU MUTB MUSHD MUMSS Stock Acquisition Rights [Member] July 2014 [Member]	Jun. 27, 2014 Preferred Stock [Member] Preferred Stock, Class 5 [Member]	Apr. 01, 2014 Preferred Stock [Member] Preferred Stock, Class 5 [Member]	Jun. 27, 2014 Preferred Stock [Member] Preferred Stock, Class 5 [Member]	Jun. 27, 2014 Preferred Stock [Member] Preferred Stock, Class 11 [Member]	Jun. 27, 2014 Preferred Stock [Member] Preferred Stock, Class 11 [Member]	Jun. 27, 2014 Common Stock [Member]	Jun. 27, 2014 Common Stock [Member]
Acquisition and Cancellation of First Series of Class 5 Preferred Stock:
Stock repurchased and retired during period, shares			156,000,000
Stock acquisition price, per share			¥ 2,500
Stock repurchased and retired during period, value			¥ 390,000
Approval Of Dividends:
Dividends payable, date of record		Mar. 31, 2014			Mar. 31, 2014		Mar. 31, 2014
Dividends payable, amount per share				¥ 57.50		¥ 2.65		¥ 9.00
Dividends payable, total amount				¥ 8,970		¥ 0		¥ 127,474
Stock Acquisition Rights:
Aggregate amount of share of MUFG's common stock to be acquired with stock acquisition right	3,019,400
Exercise price of stock acquisition rights	¥ 1
Last exercisable date of stock acquisition rights	Jul. 14, 2044